Discontinued Operations (Details) (USD $) In Millions, unless otherwise specified				12 Months Ended			3 Months Ended
	Sep. 30, 2012 Store	Sep. 30, 2011 Store	Sep. 30, 2010 Store	Sep. 30, 2012 Store Closing [Member]	Sep. 30, 2011 Store Closing [Member]	Sep. 30, 2010 Store Closing [Member]	Jun. 30, 2013 Subsequent Event [Member] Store	Jun. 30, 2013 Subsequent Event [Member] Mexico Store	Jun. 30, 2013 Subsequent Event [Member] Canada Store	Jun. 30, 2013 Subsequent Event [Member] United States Store	Jun. 30, 2013 Subsequent Event [Member] Jewelry Store [Member] Mexico Store	Jun. 30, 2013 Subsequent Event [Member] Jewelry Store [Member] United States Store
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Number of stores closing							107	57	29	20	52	1
Number of stores operating before closing	102	94	72
Revenues from discontinued operations				$ 17.3	$ 16.5	$ 7.9
Pre-tax operating losses from discontinued operations				$ 4.8	$ 1.5	$ 1.3